United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/18

Date of Reporting Period: 09/30/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
September 30, 2018
Share Class | Ticker	Institutional | FGFIX	Service | FGFSX

Federated Mortgage Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2017 through September 30, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2018, was -0.89% for the Institutional Shares and -1.19% for the Service Shares. The -0.89% total return of the Institutional Shares for the reporting period consisted of 2.66% in taxable dividends and -3.55% of price depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned -0.92% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was -0.67% for the same period. The Fund's and the LUSMFA's total returns for the reporting period reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) duration strategy;3 (b) sector allocation; and (c) security selection. These were the most significant factors affecting the Fund's performance relative to the BMBS.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
Domestic economic growth picked up during the reporting period as the economy benefited from changes to the tax code and additional federal spending. In addition, the economic expansion benefited from relatively synchronized global growth. Positive developments included continued progress in the jobs market with a decline in the unemployment rate to a low of 3.8% during the reporting period, matching the lowest level in nearly 50 years. Initial jobless claims declined further to exceptionally low levels and average hourly earnings rose. Consumer spending continued to drive the overall expansion, but there was increased corporate investment as well, providing a more balanced overall picture of economic growth.
Central banks across the globe continued to pursue stimulative monetary policies via directly controlled short-term interest rates as well as quantitative easing programs designed to restrain longer-term rates. However, the Federal Reserve (the “Fed”) started to shrink the size of its balance sheet by not reinvesting all maturing principal into new securities. In addition, the Fed raised the federal funds target rate on four separate occasions during the reporting period to 2.25%, still stimulative but approaching a level that the Fed believes is neutral in that it neither restrains nor stimulates economic growth. However, as the Fed very slowly removed the current stimulative monetary policies, the European Central Bank and the Bank of Japan both continued their respective monetary policy stimulus programs to encourage faster growth in those
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economies. Emerging market economies generally continued their growth trajectory. China saw continued economic growth, but it appeared to be slowing somewhat. The improved U.S. and global economic outlook positively contributed to risk sentiment in the U.S. with equity markets making new all-time highs and risk assets in general performing well.
With a higher federal funds target rate and more hikes expected in coming quarters, in addition to the unwinding of the Fed's balance sheet, the yield curve flattened with significantly higher yields across the curve but rates rising most for shorter maturities.
During the reporting period, 2-year Treasury yields increased 134 basis points to yield 2.82%, while 10-year Treasury yields increased 73 basis points to 3.06%.4
Duration
Portfolio strategy incorporated an expectation of higher interest rates during the reporting period. Therefore, interest rate sensitivity was reduced so that an increase in market yields would have less impact on the Fund relative to the benchmark. Treasury yields rose for intermediate- and longer-term securities, adding to Fund performance during the reporting period.
The Fund uses derivatives5 as a tool to assist in managing Fund duration and yield curve exposure. The principal derivatives the Fund uses are Treasury futures contracts and options on Treasury futures contracts. For the reporting period, the use of derivatives made a positive contribution to Fund performance due to gains on futures contracts. The Fund did not utilize options on Treasury futures contracts during the reporting period.
SECTOR ALLOCATION
During the reporting period, the Fund did not use out-of-benchmark sectors as heavily as it had in the past and allocated the vast majority of Fund assets to agency mortgage-backed securities (MBS).6 Therefore, sector allocation had a negligible impact on Fund performance compared to the BMBS.
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SECURITY SELECTION
During the reporting period, within the agency MBS sector, the Fund allocated a higher share of Fund assets to MBS that exhibited lower overall prepayment risk. Security selection made a small positive contribution to Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Fund (the “Fund”) from September 30, 2008 to September 30, 2018, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2018
Average Annual Total Returns for the Period Ended 9/30/2018
	1 Year	5 Years	10 Years
Institutional Shares	-0.89%	2.03%	3.08%
Service Shares	-1.19%	1.73%	2.77%
BMBS	-0.92%	2.02%	3.33%
LUSMFA	-0.67%	1.88%	3.63%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The BMBS returns do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.7%
Non-Agency Mortgage-Backed Securities	3.5%
Asset-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.3%
U.S. Government Agency Adjustable Rate Mortgages	0.2%
Cash Equivalents[2]	8.7%
Other Assets and Liabilities—Net[3]	(4.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
September 30, 2018
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—90.7%
		Federal Home Loan Mortgage Corporation—33.2%
$3,283,527	[1]	3.500%, 4/1/2042	$3,261,637
1,606,101	[1]	3.500%, 4/1/2042	1,595,393
1,268,789	[1]	3.500%, 7/1/2042	1,259,934
7,078,247		3.500%, 5/1/2046	6,982,396
3,973,565		3.500%, 10/1/2046	3,919,756
137,747		4.000%, 8/1/2025	140,590
3,712,252		4.000%, 12/1/2041	3,784,241
4,761,760		4.000%, 3/1/2048	4,812,436
1,534		4.500%, 11/1/2018	1,534
24,809		4.500%, 6/1/2019	24,894
39,728		4.500%, 8/1/2022	40,229
348,897		4.500%, 8/1/2024	357,034
298,929		4.500%, 9/1/2030	310,361
693,657		4.500%, 4/1/2040	723,303
291,142		4.500%, 8/1/2040	303,403
1,702,724		4.500%, 9/1/2040	1,774,431
4,995		5.000%, 7/1/2019	5,023
9,070		5.000%, 7/1/2020	9,160
109,750		5.000%, 1/1/2022	112,170
37,605		5.000%, 1/1/2024	39,480
36,573		5.000%, 4/1/2028	38,425
44,864		5.000%, 5/1/2028	47,135
983,434		5.000%, 1/1/2034	1,042,535
7,560		5.000%, 6/1/2036	8,013
223,868		5.000%, 3/1/2039	237,691
87,087		5.500%, 10/1/2021	89,501
45,997		5.500%, 10/1/2024	49,128
37,132		5.500%, 11/1/2026	39,660
37,095		5.500%, 10/1/2033	39,914
53,780		5.500%, 8/1/2034	58,276
63,721		5.500%, 1/1/2036	69,013
166,813		5.500%, 2/1/2036	180,843
133,210		5.500%, 6/1/2036	144,500
1,958		5.500%, 6/1/2036	2,125
26,026		5.500%, 11/1/2037	28,245
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$29,777		5.500%, 1/1/2039	$32,334
583,063		5.500%, 10/1/2039	632,955
14,883		6.000%, 7/1/2021	15,310
31,195		6.000%, 12/1/2036	34,171
29,932		6.000%, 12/1/2036	32,924
56,652		7.500%, 1/1/2027	62,719
637		7.500%, 9/1/2030	724
3,043		7.500%, 1/1/2031	3,452
1,953		7.500%, 1/1/2031	2,144
3,063		7.500%, 1/1/2031	3,466
73,965		7.500%, 2/1/2031	84,280
32,037		7.500%, 2/1/2031	36,292
		TOTAL	32,473,180
		Federal National Mortgage Association—40.7%
19,171,182		3.000%, 10/1/2046	18,379,813
1,543		3.500%, 8/1/2020	1,552
7,362,422		3.500%, 12/1/2046	7,261,285
214,564		4.000%, 1/1/2025	219,036
416,450		4.000%, 12/1/2041	424,607
2,495,360		4.000%, 4/1/2042	2,543,848
4,000,000	[2]	4.000%, 10/1/2048	4,039,132
7,416		4.500%, 12/1/2019	7,435
49,157		4.500%, 6/1/2025	51,037
79,919		4.500%, 11/1/2025	82,975
90,272		4.500%, 6/1/2029	93,724
138,366		4.500%, 7/1/2029	143,658
197,967		4.500%, 9/1/2029	205,539
380,136		4.500%, 10/1/2040	395,981
2,347,353		4.500%, 1/1/2042	2,442,265
907,840		4.500%, 2/1/2042	943,979
4,972		5.000%, 7/1/2019	4,996
12,008		5.000%, 8/1/2021	12,227
53,723		5.000%, 7/1/2023	55,253
13,655		5.000%, 12/1/2023	14,039
37,177		5.000%, 4/1/2036	39,386
358,849		5.000%, 7/1/2040	380,489
194,544		5.000%, 7/1/2040	206,275
9,903		5.500%, 8/1/2019	9,981
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Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$125,303	5.500%, 4/1/2025	$133,832
49,974	5.500%, 7/1/2033	54,123
55,063	5.500%, 1/1/2035	59,859
79,727	5.500%, 2/1/2035	86,445
93,865	5.500%, 8/1/2035	101,813
257,519	5.500%, 11/1/2035	279,184
92,472	6.000%, 2/1/2026	100,008
434,429	6.000%, 11/1/2034	477,484
51,784	6.000%, 1/1/2035	56,843
4,144	6.000%, 5/1/2036	4,531
17,841	6.000%, 12/1/2036	19,524
20,058	6.000%, 1/1/2037	21,920
338,381	6.000%, 10/1/2037	370,960
698	6.500%, 7/1/2029	761
1,357	6.500%, 5/1/2030	1,489
4,412	6.500%, 2/1/2031	4,872
5,488	6.500%, 4/1/2031	6,059
446	6.500%, 4/1/2031	489
8,464	6.500%, 5/1/2031	9,315
7,286	6.500%, 6/1/2031	8,021
11,926	6.500%, 6/1/2031	13,087
8,139	6.500%, 7/1/2031	9,000
2,024	6.500%, 8/1/2031	2,212
75,024	6.500%, 11/1/2031	82,679
12,219	6.500%, 11/1/2031	13,523
10,670	6.500%, 12/1/2031	11,773
3,374	7.000%, 4/1/2029	3,776
2,387	7.000%, 4/1/2029	2,664
5,804	7.000%, 5/1/2029	6,482
4,469	7.000%, 2/1/2030	4,992
3,557	8.000%, 12/1/2026	3,958
	TOTAL	39,910,190
	Government National Mortgage Association—16.8%
7,272,803	3.000%, 5/20/2047	7,060,103
3,685,119	3.500%, 7/20/2047	3,669,564
981,263	3.500%, 3/20/2048	976,815
2,988,611	4.000%, 5/20/2047	3,043,503
492,386	4.500%, 10/15/2039	514,602
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Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$53,607		5.000%, 1/15/2023	$54,765
59,831		5.000%, 7/15/2023	61,438
220,696		5.000%, 6/20/2039	234,783
304,624		5.000%, 8/20/2039	324,076
106,365		5.000%, 9/20/2039	113,045
187,946		5.500%, 11/20/2034	202,470
96,508		5.500%, 5/15/2038	105,226
8,816		7.000%, 10/15/2028	9,731
3,295		7.000%, 12/15/2028	3,637
9,988		7.000%, 2/15/2029	11,080
2,771		7.000%, 6/15/2029	3,106
5,286		8.000%, 10/15/2030	6,125
82,427		8.000%, 11/15/2030	95,810
		TOTAL	16,489,879
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $90,872,193)	88,873,249
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.8%
		Federal National Mortgage Association—0.3%
47,367		REMIC 1999-13 PH, 6.000%, 4/25/2029	50,755
12,748		REMIC 321 2, 6.500%, 4/25/2032	3,101
346,098		REMIC 356 23, 6.500%, 12/25/2034	76,685
426,157		REMIC 356 24, 6.500%, 9/25/2035	94,200
357,310		REMIC 368 27, 6.500%, 11/25/2035	73,517
		TOTAL	298,258
		Non-Agency Mortgage-Backed Securities—3.5%
134,144		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	96,144
1,037,182		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,013,157
9,572	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	6,734
131,303		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	128,343
392,910		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	394,819
1,515,612		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,480,478
268,155		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	281,784
		TOTAL	3,401,459
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,937,874)	3,699,717
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Principal Amount			Value
	[4]	ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.0%
$17,156		4.465%, 7/1/2035	$17,901
		Federal National Mortgage Association ARM—0.2%
52,785		4.050%, 2/1/2036	55,902
89,416		4.284%, 7/1/2034	92,750
		TOTAL	148,652
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $159,057)	166,553
		ASSET-BACKED SECURITIES—0.6%
		Equipment Lease—0.3%
350,000		Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	349,974
		Other—0.3%
278,335		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	274,179
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $628,145)	624,153
		INVESTMENT COMPANY—8.7%
8,480,527		Federated Government Obligations Fund, Premier Shares, 1.97%[5] (IDENTIFIED COST $8,480,527)	8,480,527
		TOTAL INVESTMENT IN SECURITIES—104.0% (IDENTIFIED COST $104,077,796)[6]	101,844,199
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[7]	(3,912,117)
		TOTAL NET ASSETS—100%	$97,932,082
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	8,555,196
Purchases/Additions	46,495,153
Sales/Reductions	(46,569,822)
Balance of Shares Held 9/30/2018	8,480,527
Value	$8,480,527
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$102,480
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1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Non-income-producing security.
4	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $104,058,647.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$88,873,249	$—	$88,873,249
Collateralized Mortgage Obligations	—	3,699,717	—	3,699,717
Adjustable Rate Mortgages	—	166,553	—	166,553
Asset-Backed Securities	—	624,153	—	624,153
Investment Company	8,480,527	—	—	8,480,527
TOTAL SECURITIES	$8,480,527	$93,363,672	$—	$101,844,199
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.59	$9.82	$9.71	$9.65	$9.60
Income From Investment Operations:
Net investment income (loss)	0.25	0.21	0.28	0.27	0.28
Net realized and unrealized gain (loss)	(0.33)	(0.19)	0.11	0.06	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.02	0.39	0.33	0.33
Less Distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.28)	(0.27)	(0.28)
Net Asset Value, End of Period	$9.25	$9.59	$9.82	$9.71	$9.65
Total Return[1]	(0.89)%	0.20%	4.04%	3.46%	3.45%
Ratios to Average Net Assets:
Net expenses	0.51%	0.50%	0.49%	0.49%	0.48%
Net investment income	2.63%	2.21%	2.52%	2.71%	2.76%
Expense waiver/reimbursement[2]	0.24%	0.20%	0.18%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,789	$121,240	$150,636	$132,127	$150,646
Portfolio turnover	72%	277%	248%	71%	40%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	63%	57%	62%	8%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.59	$9.81	$9.71	$9.65	$9.60
Income From Investment Operations:
Net investment income (loss)	0.22	0.18	0.25	0.24	0.25
Net realized and unrealized gain (loss)	(0.33)	(0.18)	0.10	0.06	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	—	0.35	0.30	0.30
Less Distributions:
Distributions from net investment income	(0.23)	(0.22)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Period	$9.25	$9.59	$9.81	$9.71	$9.65
Total Return[1]	(1.19)%	0.00%[2]	3.62%	3.15%	3.15%
Ratios to Average Net Assets:
Net expenses	0.81%	0.81%	0.79%	0.79%	0.78%
Net investment income	2.33%	1.91%	2.25%	2.38%	2.45%
Expense waiver/reimbursement[3]	0.44%	0.40%	0.38%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,143	$11,269	$15,236	$17,893	$34,579
Portfolio turnover	72%	277%	248%	71%	40%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	63%	57%	62%	8%
1	Based on net asset value.
2	Represents less than 0.01%.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Statement of Assets and Liabilities
September 30, 2018
Assets:
Investment in securities, at value including $8,480,527 of investment in an affiliated holding (identified cost $104,077,796)		$101,844,199
Income receivable		281,680
Income receivable from an affiliated holding		17,604
Receivable for shares sold		60,299
TOTAL ASSETS		102,203,782
Liabilities:
Payable for investments purchased	$4,036,515
Payable for shares redeemed	130,036
Income distribution payable	71,117
Payable for investment adviser fee (Note 5)	1,176
Payable for administrative fees (Note 5)	645
Payable for distribution services fee (Note 5)	297
Payable for other service fees (Notes 2 and 5)	1,496
Accrued expenses (Note 5)	30,418
TOTAL LIABILITIES		4,271,700
Net assets for 10,586,511 shares outstanding		$97,932,082
Net Assets Consist of:
Paid-in capital		$101,420,466
Net unrealized depreciation		(2,233,597)
Accumulated net realized loss		(1,270,949)
Undistributed net investment income		16,162
TOTAL NET ASSETS		$97,932,082
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($90,788,588 ÷ 9,814,114 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.25
Service Shares:
Net asset value per share ($7,143,494 ÷ 772,397 shares outstanding), no par value, 1,000,000,000 shares authorized		$9.25
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended September 30, 2018
Investment Income:
Interest			$3,644,458
Dividends received from affiliated holdings*			102,480
TOTAL INCOME			3,746,938
Expenses:
Investment adviser fee (Note 5)		$477,173
Administrative fee (Note 5)		95,633
Custodian fees		19,259
Transfer agent fee		58,076
Directors'/Trustees' fees (Note 5)		3,464
Auditing fees		32,870
Legal fees		9,792
Portfolio accounting fees		100,199
Distribution services fee (Note 5)		23,449
Other service fees (Notes 2 and 5)		23,342
Share registration costs		52,317
Printing and postage		19,530
Taxes		100
Miscellaneous (Note 5)		21,879
TOTAL EXPENSES		937,083
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(283,845)
Waiver of other operating expenses (Note 5)	(18,652)
TOTAL WAIVERS AND REIMBURSEMENT		(302,497)
Net expenses			634,586
Net investment income			3,112,352
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(360,152)
Net realized gain on futures contracts			335,784
Net change in unrealized appreciation of investments			(4,230,667)
Net change in unrealized appreciation of futures contracts			(76,772)
Net realized and unrealized loss on investments and futures contracts			(4,331,807)
Change in net assets resulting from operations			$(1,219,455)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended September 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,112,352	$3,477,794
Net realized loss	(24,368)	(799,122)
Net change in unrealized appreciation/depreciation	(4,307,439)	(2,533,617)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,219,455)	145,055
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,982,632)	(3,728,470)
Service Shares	(225,763)	(294,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,208,395)	(4,023,135)
Share Transactions:
Proceeds from sale of shares	22,413,466	43,672,248
Net asset value of shares issued to shareholders in payment of distributions declared	2,035,405	2,785,970
Cost of shares redeemed	(54,597,511)	(75,943,877)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,148,640)	(29,485,659)
Change in net assets	(34,576,490)	(33,363,739)
Net Assets:
Beginning of period	132,508,572	165,872,311
End of period (including undistributed net investment income of $16,162 and $7,327, respectively)	$97,932,082	$132,508,572
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2018
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $302,497 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$23,342
For the year ended September 30, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, and the Commonwealth of Pennsylvania.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and to seek to enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
The average notional value of long and short futures contracts held by the Fund throughout the period was $230,859 and $2,187,698, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
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At September 30, 2018, the Fund had no outstanding futures contracts.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2018, the Fund had no outstanding written option contracts.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$335,784

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(76,772)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. CAPITAL STOCK
The following tables summarize capital stock share activity:
Year Ended September 30	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,270,384	$21,348,683	4,446,052	$42,764,578
Shares issued to shareholders in payment of distributions declared	198,968	1,868,985	267,207	2,564,318
Shares redeemed	(5,293,250)	(49,607,171)	(7,419,441)	(71,181,799)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,823,898)	$(26,389,503)	(2,706,182)	$(25,852,903)

Year Ended September 30	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	112,612	$1,064,783	94,642	$907,670
Shares issued to shareholders in payment of distributions declared	17,712	166,420	23,104	221,652
Shares redeemed	(533,140)	(4,990,340)	(495,341)	(4,762,078)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(402,816)	$(3,759,137)	(377,595)	$(3,632,756)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,226,714)	$(30,148,640)	(3,083,777)	$(29,485,659)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar roll adjustments and expiration of capital loss carryforwards.
For the year ended September 30, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,514,263)	$104,878	$4,409,385
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$3,208,395	$4,023,135
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As of September 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$16,115
Net unrealized depreciation	$(2,214,448)
Capital loss carryforwards	$(1,290,051)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar roll transactions and REMIC adjustments.
At September 30, 2018, the cost of investments for federal tax purposes was $104,058,647. The net unrealized depreciation of investments for federal tax purposes was $2,214,448. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $654,541 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,868,989.
At September 30, 2018, the Fund had a capital loss carryforward of $1,290,051 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,290,051	$—	$1,290,051
Capital loss carryforwards of $4,514,263 expired during the year ended September 30, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, the Adviser voluntarily waived $278,950 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2018, the Adviser reimbursed $4,895.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$23,449	$(18,652)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2018, FSC retained $4,797 of fees paid by the Fund.
Other Service Fees
For the year ended September 30, 2018, FSSC received $395 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2018, were as follows:
Purchases	$—
Sales	$10,408,922
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized.
As of September 30, 2018, the Fund had no outstanding loans. During the year ended September 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the year ended September 30, 2018, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Directors OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED Mortgage fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
November 20, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$2.56
Service Shares	$1,000	$998.50	$4.06
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.50	$2.59
Service Shares	$1,000	$1,021.00	$4.10
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Service Shares	0.81%
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In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
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Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Mortgage Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
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regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
29311 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
September 30, 2018
Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from October 1, 2017 through September 30, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Ultrashort Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended September 30, 2018, was 1.39% for Class A Shares, 1.83% for Institutional Shares and 1.49% for Service Shares. The total return of the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),1 the Fund's primary broad-based securities market index, was 1.59% for the same period. The total return of the ICE BofA Merrill Lynch 1-Year US Treasury Note Index (BOAML1T),2 the Fund's secondary index, was 1.08% for the same period. The total return of the Lipper Ultra-Short Obligations Funds Average (LUSOFA),3 a peer group average for the Fund, was 1.67%. The Fund's and LUSOFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BSTGCI or the BOAML1T.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BSTGCI were: (a) sector allocation; (b) security selection; (c) the effect of derivative instruments;4 and (d) duration.5
The following discussion will focus on the performance of the Fund's Institutional Shares relative to the BSTGCI.
Market Overview
The Federal Reserve (the “Fed”) raised short-term interest rate targets four times over the course of the reporting period, reflecting a desire to normalize U.S. monetary policy following the quantitative easing program, which followed the 2008 financial crisis. Continuing strength in the U.S. economy with regard to corporate earnings and employment, coupled with the stimulus provided by a tax cut package signed into law at year-end 2017, translated into a continued increase in U.S. Treasury yields across the yield curve despite a continued lack of obvious inflationary pressures. The 2-year Treasury Note began the reporting period with a yield of 1.49% and finished the period with a yield of 2.82%. The 5-Year Treasury Note began the period with a yield of 1.94% and finished with a yield of 2.95%, and the 10-Year Treasury Note began the period with a yield of 2.33% and finished with a yield of 3.06%. Credit spreads declined marginally from already tight historical levels during the period under review, with the option-adjusted spread on the Bloomberg Barclays 1-3 Year U.S. Credit Index6 moving from 0.44% on September 30, 2017 to 0.42% on September 30, 2018, and the Bloomberg Barclays Asset-Backed Securities (ABS) Index7 moving from 0.44% to 0.38% during the reporting period.
SECTOR ALLOCATION
As the BOAML1T has no sector diversification and the BSTGCI has only limited sector diversification (78% of the index is weighted in government securities at 9/30/18 versus only 22% in corporate securities, with zero
Annual Shareholder Report

weightings in mortgage-backed securities (MBS)8 and ABS), sector allocations and performance of the Fund is discussed on an absolute basis only, rather than by comparison to the indices. As mentioned above, spreads on credit products generally tightened for most of the period under review, and this combined with the carry (i.e., coupon income) provided on the portfolio allowed for better performance relative to the BOAML1T and BSTGCI. The Fund maintained overweight positions in credit products for the entire period, and security selection generated a portfolio with a better return on held assets than the benchmark.
At the end of the reporting period, the Fund had a 52% allocation, its largest, to ABS (predominantly backed by auto and credit card receivables). These securities performed well, finishing the reporting period with tighter spreads than had existed at the previous fiscal year end. Fund management continued to seek opportunities in this sector by maintaining an allocation to subordinate9 ABS exposure, as well as opportunistic, well-structured ABS assets in sectors like student loan and equipment leasing receivables. At the end of the reporting period, the Fund's allocation to ABS added 88 basis points of gross return. Short duration investment-grade corporate securities (approximately 35% of assets at the end of the reporting period) also enjoyed tighter spreads, adding 74 basis points of gross return during the period. Noninvestment-grade exposure (4% of Fund assets) in the form of bank loans and high yield securities contributed positively in greater proportion to its portfolio composition, adding 16 basis points of gross return during the reporting period. MBS exposure (8% of total exposure) returned 16 basis points of gross return during the reporting period.
SECURITY SELECTION
When considering specific security alpha (a measure of performance on a risk-adjusted basis), it must be remembered that the BSTGCI contained an overwhelming proportion of non-credit (i.e., government) securities, so it is difficult to make a meaningful security contribution analysis since there was little overlap between the security composition of this index and those in which the Fund invests. There were no individual securities in the portfolio which either generated a return or detracted from return by more than 2 basis points.
Effect of Derivative Instruments
Since the Fund's effective duration may not exceed one year, the Fund sometimes utilized short positions in exchange-traded interest rate futures contracts as a means to reduce duration exposure resulting from the purchase of fixed rate securities, whose maturities may be up to five years or longer. Such positions shortened the effective duration of the Fund during the reporting period by approximately 0.1 years. As rates generally rose over the reporting period, these positions contributed 22 basis points of return relative to what Fund performance would have been had these positions not been utilized.
Annual Shareholder Report

Duration
The Fund's duration profile was generally maintained in a narrow range somewhat shorter than that of the BSTGCI during the reporting period. Despite what might be considered a modest underweight position to duration relative to the BSTGCI, the average duration of between 0.4 and 0.45 years is actually on the short end of the normal 0.4-1.0 year range the Fund has operated in since inception in 1998. In order to protect the Fund's capital value from any sudden upward move in short-term interest rates, Fund management has approximately two-thirds of the portfolio in floating rate securities, which have benefited, and are positioned to benefit, from increased coupons in response to Fed tightening action both during the reporting period under review and moving forward.
1	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BSTGCI.
2	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BOAML1T.
3	Please see the footnote to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSOFA.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their price. The fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The fund is not governed by those rules, and its shares will fluctuate in value.
6	The Bloomberg Barclays 1-3 Year U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to one year and less than three years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted.*
7	The Bloomberg Barclays Asset-Backed Securities (ABS) Index is the ABS component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
8	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
9	Because subordinated debts are only repayable after senior debts have been paid, they are more risky for the lender of the money than senior debts. The debts may be secured or unsecured. Subordinated loans typically have a lower credit rating, and, therefore, a higher yield than senior debt.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Ultrashort Bond Fund (the “Fund”) from September 30, 2008 to September 30, 2018, compared to the Bloomberg Barclays U.S. Short-Term Government/Corporate Index (BSTGCI),2 the ICE BofA Merrill Lynch 1-Year US Treasury Note Index (BOAML1T)3 and the Lipper Ultra-Short Obligations Funds Average (LUSOFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of September 30, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 9/30/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-0.68%	0.38%	1.37%
Institutional Shares	1.83%	1.35%	2.12%
Service Shares	1.49%	0.90%	1.67%
BSTGCI	1.59%	0.72%	0.81%
BOAML1T	1.08%	0.55%	0.71%
LUSOFA	1.67%	0.93%	1.23%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BOAML1T has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BSTGCI represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions. The BSTGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The BOAML1T is comprised of a single issue purchased at the beginning of the month and held for a full month. Effective October 22, 2017, the index name changed from “BofA Merrill Lynch 1-Year US Treasury Note Index” to “ICE BofAML 1-Year US Treasury Note Index.” The BOAML1T is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	52.1%
Corporate Debt Securities	31.2%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	2.2%
Municipal Bond	0.3%
Mortgage-Backed Securities[3,4]	0.0%
Adjustable Rate Securities	0.1%
Derivative Contracts[4,5]	0.0%
Federated Bank Loan Core Fund	3.3%
High Yield Bond Portfolio	0.4%
Federated Mortgage Core Portfolio	0.2%
Federated Project and Trade Finance Core Fund	0.2%
Cash Equivalents[6]	5.1%
Other Assets and Liabilities—Net[7]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
September 30, 2018
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$ 66,766		FNMA ARM 544848, 3.011%, 4/01/2030	$67,452
908,744		FNMA ARM 544872, 2.854%, 7/01/2034	927,886
215,641		FNMA ARM 556379, 3.147%, 5/01/2040	219,579
977,783		FNMA ARM 618128, 2.135%, 8/01/2033	983,914
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,197,309)	2,198,831
		ASSET-BACKED SECURITIES—52.1%
		Auto Receivables—19.8%
588,551		ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	588,273
2,882,968		ARI Fleet Lease Trust 2017-A, Class A2, 1.91%, 4/15/2026	2,864,967
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	3,452,891
10,500,000		ARI Fleet Lease Trust 2018-A, Class A2, 2.55%, 10/15/2026	10,451,000
20,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.478%, (1-month USLIBOR +0.320%), 7/15/2022	20,058,170
12,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	12,050,967
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	14,917,031
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.18%, 7/18/2023	12,812,896
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.395%, (1-month USLIBOR +0.230%), 7/19/2021	10,001,420
10,200,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.478%, (1-month USLIBOR +0.320%), 5/15/2023	10,200,611
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,761,282
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.19%, 3/22/2021	4,292,216
20,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	19,778,652
5,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.52%, 5/16/2022	4,881,668
2,400,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.51%, 3/15/2023	2,373,723
10,500,000		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.05%, 3/19/2021	10,424,547
1,390,284		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	1,386,504
1,440,458	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 2.608%, (1-month USLIBOR +0.450%), 5/15/2029	1,443,605
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$7,679,816	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 2.498%, (1-month USLIBOR +0.340%), 11/15/2029	$7,684,514
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.59%, 11/15/2029	3,895,362
1,500,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.76%, 11/15/2029	1,464,152
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.26%, 11/15/2029	2,688,044
11,500,000	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 2.608%, (1-month USLIBOR +0.450%), 4/15/2030	11,537,090
15,000,000	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 2.528%, (1-month USLIBOR +0.370%), 8/15/2030	15,004,790
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.52%, 8/15/2030	5,513,175
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.72%, 8/15/2030	6,985,098
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 3.50%, 8/15/2030	3,990,612
5,591,088	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 2.498%, (1-month USLIBOR +0.340%), 8/15/2029	5,596,622
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	3,822,745
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	2,252,711
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	1,967,770
3,561,351		Drive Auto Receivables Trust 2016-BA, Class C, 3.19%, 7/15/2022	3,565,025
8,430,000		Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,435,447
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.80%, 7/15/2022	2,989,969
10,000,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	9,995,951
17,000,000		Drive Auto Receivables Trust 2018-1, Class B, 2.88%, 2/15/2022	16,963,127
9,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.37%, 9/15/2022	8,991,891
5,700,000		Drive Auto Receivables Trust 2018-4, Class A2A, 2.78%, 10/15/2020	5,699,861
1,258,594		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	1,257,287
947,621		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	944,413
14,000,000		Enterprise Fleet Financing LLC 2018-1, Class A2, 2.87%, 10/20/2023	13,965,809
14,500,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.14%, 2/20/2024	14,492,881
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.49%, 3/15/2022	15,008,608
15,941,439	[1]	GM Financial Automobile Leasing 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	15,952,145
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,733,330
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	1,236,292
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.73%, 9/20/2021	7,214,136
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.30%, 6/16/2023	2,944,278
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.97%, 5/16/2022	$4,428,431
7,563,851	[1]	GM Financial Consumer Automobile Receivables Trust 2018-1, Class A2B, 2.248%, (1-month USLIBOR +0.090%), 1/19/2021	7,563,867
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.57%, 7/17/2023	4,156,259
7,000,000	[1]	GM Financial Securitized Term 2018-3, Class A2B, 3.258%, (1-month USLIBOR +1.100%), 7/16/2021	7,000,834
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,153,358
3,100,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,090,404
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,960,821
7,700,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.01%, 5/18/2022	7,693,249
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,848,933
3,250,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,244,778
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,402,479
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,890,380
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,941,394
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	6,713,303
12,000,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.04%, 10/15/2021	11,989,152
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.44%, 5/15/2024	9,205,142
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,778,467
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	16,855,153
7,000,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	6,930,250
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.858%, (1-month USLIBOR +0.700%), 5/17/2021	6,019,501
16,200,000	[1]	Mercedes-Benz Master Owner Trust 2018-AA, Class A, 2.418%, (1-month USLIBOR +0.260%), 5/16/2022	16,201,188
12,000,000	[1]	Motor PLC 2017-1A, Class A1, 2.746%, (1-month USLIBOR +0.530%), 9/25/2024	12,001,470
10,100,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 2.996%, (1-month USLIBOR +0.780%), 6/27/2022	10,142,057
12,700,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class A, 2.798%, (1-month USLIBOR +0.630%), 9/25/2023	12,703,602
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$15,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	$14,999,104
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.858%, (1-month USLIBOR +1.700%), 4/15/2021	5,036,864
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 3.258%, (1-month USLIBOR +1.100%), 9/15/2021	6,351,483
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.008%, (1-month USLIBOR +0.850%), 4/18/2022	10,050,911
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.838%, (1-month USLIBOR +0.680%), 10/17/2022	5,026,532
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.02%, 10/17/2022	6,913,376
15,500,000	[1]	Nextgear Floorplan Master Owner Trust 2018-1A, Class A1, 2.798%, (1-month USLIBOR +0.640%), 2/15/2023	15,541,220
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,490,278
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.17%, 12/15/2021	3,358,010
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,014,565
1,712,365		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	1,712,172
3,647,067		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,644,494
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	5,924,747
3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,964,683
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,413,001
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	7,604,481
3,597,215		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.61%, 2/16/2021	3,580,693
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	2,184,109
10,000,000		World Omni Auto Receivables Trust 2018-C, Class A2, 2.80%, 1/18/2022	9,993,763
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,955,279
12,750,000		World Omni Automobile Lease Securitization Trust 2018-A, Class B, 3.06%, 5/15/2023	12,665,138
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.43%, 3/15/2024	6,507,144
		TOTAL	708,380,077
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—18.6%
$8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.608%, (1-month USLIBOR +0.450%), 9/16/2024	$8,259,022
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.738%, (1-month USLIBOR +0.580%), 2/18/2025	6,698,089
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 2.418%, (1-month USLIBOR +0.260%), 5/16/2022	10,550,221
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 2.478%, (1-month USLIBOR +0.320%), 10/15/2025	12,003,428
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.708%, (1-month USLIBOR +0.550%), 12/15/2025	10,016,920
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.728%, (1-month USLIBOR +0.570%), 2/17/2026	16,650,168
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.35%, 4/15/2024	16,296,995
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 2.802%, (1-month USLIBOR +0.000%), 4/15/2026	18,702,255
13,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.548%, (1-month USLIBOR +0.390%), 10/15/2021	13,277,241
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.538%, (1-month USLIBOR +0.380%), 6/15/2021	19,670,342
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,437,407
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.10%, 12/15/2023	8,498,723
2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 2.488%, (1-month USLIBOR +0.330%), 3/15/2023	2,604,991
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.458%, (1-month USLIBOR +0.300%), 5/15/2023	13,443,927
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.498%, (1-month USLIBOR +0.330%), 7/15/2024	15,001,940
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 2.518%, (1-month USLIBOR +0.360%), 6/15/2022	17,344,690
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.888%, (1-month USLIBOR +0.730%), 1/18/2022	7,719,547
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 2.668%, (1-month USLIBOR +0.510%), 9/16/2024	15,048,778
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 2.528%, (1-month USLIBOR +0.370%), 4/18/2022	9,108,541
11,000,000	[1]	Cards II Trust 2017-2A, Class A, 2.418%, (1-month USLIBOR +0.260%), 10/17/2022	11,006,226
20,300,000	[1]	Cards II Trust 2018-1A, Class A, 2.508%, (1-month USLIBOR +0.350%), 4/17/2023	20,293,768
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 2.528%, (1-month USLIBOR +0.370%), 4/15/2021	$15,026,592
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 2.458%, (1-month USLIBOR +0.300%), 1/15/2022	15,046,184
20,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.358%, (1-month USLIBOR +0.200%), 4/17/2023	20,032,747
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 2.611%, (1-month USLIBOR +0.490%), 12/7/2023	10,093,515
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 2.341%, (1-month USLIBOR +0.220%), 4/7/2022	10,019,546
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.495%, (1-month USLIBOR +0.330%), 1/20/2025	18,018,237
18,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.461%, (1-month USLIBOR +0.340%), 6/7/2025	18,015,020
13,500,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.608%, (1-month USLIBOR +0.450%), 4/15/2021	13,501,658
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 2.588%, (1-month USLIBOR +0.430%), 7/15/2021	11,843,856
9,000,000		Discover Card Execution Note Trust 2016—A1, Class A1, 1.64%, 7/15/2021	8,977,878
6,250,000	[1]	Discover Card Execution Note Trust 2017—A1, Class A1, 2.648%, (1-month USLIBOR +0.490%), 7/15/2024	6,304,026
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.518%, (1-month USLIBOR +0.360%), 4/15/2025	14,732,388
16,000,000	[1]	Evergreen Credit Card Trust Series 2016-3, Class A, 2.658%, (1-month USLIBOR +0.500%), 11/16/2020	16,008,037
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 2.418%, (1-month USLIBOR +0.260%), 10/15/2021	15,024,815
17,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.427%, (1-month USLIBOR +0.350%), 7/15/2022	17,038,623
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.558%, (1-month USLIBOR +0.400%), 4/18/2022	12,012,876
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 2.598%, (1-month USLIBOR +0.440%), 10/16/2023	8,306,114
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.608%, (1-month USLIBOR +0.450%), 3/15/2021	20,526,535
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,937,562
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 2.558%, (1-month USLIBOR +0.400%), 2/15/2021	15,014,239
20,000,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.678%, (1-month USLIBOR +0.520%), 7/15/2024	20,069,667
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	4,686,813
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$20,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.558%, (1-month USLIBOR +0.400%), 7/15/2022	$20,008,970
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 2.418%, (1-month USLIBOR +0.260%), 8/16/2021	10,009,493
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,220,487
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	12,420,634
10,350,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.672%, (1-month USLIBOR +0.490%), 7/22/2024	10,336,148
28,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.522%, (1-month USLIBOR +0.340%), 1/21/2022	27,997,032
15,000,000	[1]	Penarth Master Issuer 2018-1A, Class A1, 2.545%, (1-month USLIBOR +0.380%), 3/18/2022	14,993,828
13,800,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.315%, (1-month USLIBOR +0.250%), 2/27/2023	13,808,627
		TOTAL	664,665,366
		Equipment Lease—4.1%
3,901,334		CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	3,800,731
25,000,000		DLL Securitization Trust 2018-1, Class A2, 2.81%, 11/17/2020	24,986,811
2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,752,721
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,617,451
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.73%, 10/24/2022	4,509,583
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.27%, 10/23/2023	3,201,616
4,100,000		Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,099,692
973,404		Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	971,839
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,217,328
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,810,034
21,000,000		Great America Leasing Receivables 2018-1, Class A2, 2.35%, 5/15/2020	20,945,393
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	3,154,845
1,778,206		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	1,777,300
4,800,000		MMAF Equipment Finance LLC 2018-A, Class A2, 2.92%, 7/12/2021	4,795,290
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,441,106
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,895,484
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,166,157
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	4,895,110
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.563%, (1-month USLIBOR +0.500%), 11/15/2022	11,788,580
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$19,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.678%, (1-month USLIBOR +0.520%), 7/17/2023	$19,081,261
		TOTAL	144,908,332
		Home Equity Loan—0.0%
1,008,037	[1]	Carrington Mortgage Loan Trust, Class A3, 2.396%, (1-month USLIBOR +0.180%), 2/25/2036	1,007,347
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.956%, (1-month USLIBOR +0.740%), 8/25/2034	26,953
94,492	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.236%, (1-month USLIBOR +1.020%), 11/25/2034	95,404
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	8,428
137,500	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 2.876%, (1-month USLIBOR +0.660%), 2/25/2035	136,130
32,989	[1]	Quest Trust 2004—X1, Class A, 2.876%, (1-month USLIBOR +0.660%), 3/25/2034	33,043
55,670		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	55,571
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	1,362,876
		Manufactured Housing—0.0%
15,334		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	15,578
		Other—9.3%
1,089,622	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.135%, (3-month USLIBOR +0.800%), 2/25/2043	1,094,748
4,289,716	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.896%, (1-month USLIBOR +0.680%), 10/25/2035	4,297,413
2,669,327	[1]	Navient Student Loan Trust 2017-3A, Class A1, 2.516%, (1-month USLIBOR +0.300%), 7/26/2066	2,671,483
5,573,534	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.406%, (1-month USLIBOR +0.190%), 3/25/2067	5,574,422
13,299,766		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	13,209,250
4,376,138	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.508%, (1-month USLIBOR +0.350%), 12/15/2059	4,380,080
6,578,381	[1]	Nelnet Student Loan Trust 2018-1A, Class A1, 2.536%, (1-month USLIBOR +0.320%), 5/25/2066	6,584,785
1,017,395	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.185%, (3-month USLIBOR +0.850%), 10/25/2025	1,017,903
8,326,451	[1]	New Hampshire Higher Education Loan Co. 2012-1, Class A, 2.716%, (1-month USLIBOR +0.500%), 10/25/2028	8,322,121
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,226,813
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	$9,833,801
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.643%, (1-month USLIBOR +0.580%), 3/15/2021	4,504,786
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.013%, (1-month USLIBOR +0.950%), 3/15/2021	9,499,028
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.663%, (1-month USLIBOR +0.600%), 7/15/2022	12,403,044
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.57%, 7/15/2022	7,859,795
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 2.863%, (1-month USLIBOR +0.800%), 10/15/2021	6,448,797
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.74%, 10/17/2022	7,855,011
21,650,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.463%, (1-month USLIBOR +0.400%), 2/15/2022	21,668,844
4,000,000	[1]	PFS Financing Corp. 2018-A, Class B, 2.758%, (1-month USLIBOR +0.600%), 2/15/2022	4,001,802
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,952,419
4,705,124	[1]	SLM Student Loan Trust 2010-A, Class 2A, 5.408%, (1-month USLIBOR +3.250%), 5/16/2044	4,791,730
1,805,456	[1]	SLM Student Loan Trust 2011-1, Class A1, 2.736%, (1-month USLIBOR +0.520%), 3/25/2026	1,809,950
3,489,216	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.816%, (1-month USLIBOR +0.600%), 11/25/2027	3,507,082
2,155,833	[1]	SLM Student Loan Trust 2013-A, Class A2B, 3.208%, (1-month USLIBOR +1.050%), 5/17/2027	2,159,486
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,982,293
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	11,969,377
3,810,047	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.558%, (1-month USLIBOR +1.400%), 10/15/2031	3,833,142
4,074,363	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.308%, (1-month USLIBOR +1.150%), 1/15/2026	4,091,222
1,521,476	[1]	SLMA 2013-B A2B, Class A2B, 3.258%, (1-month USLIBOR +1.100%), 6/17/2030	1,528,147
2,515,050	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 2.608%, (1-month USLIBOR +0.450%), 6/17/2024	2,520,002
9,569,719	[1]	SMB Private Education Loan Trust 2018-A, Class A1, 2.508%, (1-month USLIBOR +0.350%), 3/16/2026	9,588,842
5,000,000	[1]	SMB Private Education Loan Trust 2018-C, Class A1, (1-month USLIBOR +0.300%), 9/15/2025	5,005,000
2,202,821		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	2,169,931
3,551,331		Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	3,541,633
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$172,280	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 3.816%, (1-month USLIBOR +1.600%), 6/25/2025	$173,613
782,714	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 3.466%, (1-month USLIBOR +1.250%), 8/25/2032	789,623
1,956,250	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 3.416%, (1-month USLIBOR +1.200%), 3/25/2033	1,971,451
1,971,661	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 3.166%, (1-month USLIBOR +0.950%), 1/25/2039	1,987,663
3,296,318	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 3.066%, (1-month USLIBOR +0.850%), 7/25/2039	3,318,212
5,165,880	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.916%, (1-month USLIBOR +0.700%), 3/26/2040	5,192,850
1,314,510		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	1,307,148
3,564,460	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.816%, (1-month USLIBOR +0.600%), 7/25/2040	3,579,681
2,207,315		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.72%, 9/25/2040	2,193,503
6,655,432	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.716%, (1-month USLIBOR +0.500%), 11/26/2040	6,684,659
5,569,804		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	5,519,915
4,427,070	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	4,437,530
15,796,486		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.08%, 1/25/2048	15,717,291
3,626,896		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	3,624,362
2,358,289		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	2,352,112
1,761,218		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	1,754,001
6,418,771		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	6,412,833
4,470,780		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	4,432,181
4,279,542		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.20%, 11/25/2026	4,256,847
9,332,847		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	9,294,403
12,038,459		Sofi Consumer Loan Program Trust 2018-3, Class A1, 3.20%, 8/25/2027	12,041,822
5,314,244	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.966%, (1-month USLIBOR +0.750%), 9/25/2056	5,322,713
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$21,300,000	[1]	Verizon Owner Trust 2018-1A, Class A1B, 2.425%, (1-month USLIBOR +0.260%), 9/20/2022	$21,316,534
		TOTAL	330,585,129
		Rate Reduction Bond—0.1%
3,029,782		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,144,071
		Utility - Electric—0.2%
8,500,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	8,484,453
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,867,591,648)	1,861,545,882
		CORPORATE BONDS—31.2%
		Basic Industry - Chemicals—0.2%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,936,510
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.873%, (3-month USLIBOR +0.530%), 5/1/2020	3,018,748
		TOTAL	7,955,258
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	7,217,265
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,046,200
		Capital Goods - Diversified Manufacturing—0.2%
6,000,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.65%, 12/1/2019	5,971,905
		Communications - Media & Entertainment—0.7%
2,075,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,065,471
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,974,650
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 3.048%, (3-month USLIBOR +0.710%), 9/20/2019	4,820,743
10,000,000	[1]	Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 2.625%, (3-month USLIBOR +0.310%), 5/30/2019	10,019,813
5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 2.659%, (3-month USLIBOR +0.320%), 1/8/2019	5,004,253
		TOTAL	26,884,930
		Communications - Telecom Wireless—0.5%
19,500,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.329%, (3-month USLIBOR +0.990%), 1/16/2024	19,561,620
		Communications - Telecom Wirelines—0.8%
16,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.514%, (3-month USLIBOR +1.180%), 6/12/2024	16,084,388
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$7,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.104%, (3-month USLIBOR +0.770%), 6/17/2019	$7,032,308
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.334%, (3-month USLIBOR +1.000%), 3/16/2022	4,260,089
		TOTAL	27,376,785
		Consumer Cyclical - Automotive—3.2%
3,180,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.594%, (3-month USLIBOR +0.260%), 6/16/2020	3,186,587
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.548%, (3-month USLIBOR +0.210%), 2/12/2021	10,004,675
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.95%, 7/20/2020	98,026
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.760%, (3-month USLIBOR +0.450%), 2/22/2021	4,003,394
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.871%, (3-month USLIBOR +0.530%), 5/5/2020	4,012,583
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, (3-month USLIBOR +1.000%), 1/9/2020	15,061,058
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.656%, (3-month USLIBOR +1.270%), 3/28/2022	3,567,037
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 3.919%, (3-month USLIBOR +1.580%), 1/8/2019	10,032,970
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.267%, (3-month USLIBOR +0.930%), 4/13/2020	4,025,797
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.889%, (3-month USLIBOR +1.550%), 1/14/2022	9,272,527
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.399%, (3-month USLIBOR +2.060%), 1/15/2019	10,050,229
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.854%, (3-month USLIBOR +0.520%), 9/13/2019	4,010,344
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.076%, (3-month USLIBOR +0.690%), 9/28/2022	4,008,658
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.227%, (3-month USLIBOR +0.890%), 1/13/2022	10,107,998
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 2.723%, (3-month USLIBOR +0.390%), 1/11/2023	5,007,450
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.726%, (3-month USLIBOR +0.390%), 1/17/2019	5,005,682
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.773%, (3-month USLIBOR +0.440%), 10/18/2019	7,032,965
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.023%, (3-month USLIBOR +0.690%), 1/11/2022	$5,060,328
		TOTAL	113,548,308
		Consumer Cyclical - Retailers—1.2%
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	3,434,197
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.834%, (3-month USLIBOR +0.500%), 12/13/2019	5,001,325
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,863,235
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	13,162,128
13,390,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.036%, (3-month USLIBOR +0.700%), 4/17/2020	13,411,457
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 2.466%, (3-month USLIBOR +0.150%), 6/5/2020	5,012,833
		TOTAL	43,885,175
		Consumer Cyclical - Services—0.2%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.90%, 8/21/2020	8,337,140
		Consumer Non-Cyclical - Food/Beverage—2.3%
5,660,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.077%, (3-month USLIBOR +0.740%), 1/12/2024	5,689,649
5,348,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,336,529
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,506,452
9,700,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,559,462
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.346%, (3-month USLIBOR +1.010%), 10/17/2023	7,007,367
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.761%, (3-month USLIBOR +0.420%), 8/9/2019	10,015,740
1,500,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,492,933
6,180,000		Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 3.551%, 5/25/2021	6,172,655
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	5,816,393
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,530,495
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 2.863%, (3-month USLIBOR +0.520%), 2/1/2019	12,016,701
2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.900%, (3-month USLIBOR +0.590%), 2/22/2019	2,706,154
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,057,681
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.762%, (3-month USLIBOR +0.450%), 8/21/2020	$6,825,886
		TOTAL	82,734,097
		Consumer Non-Cyclical - Health Care—0.5%
5,730,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.261%, (3-month USLIBOR +0.875%), 12/29/2020	5,738,846
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.351%, (3-month USLIBOR +1.030%), 6/6/2022	10,563,696
		TOTAL	16,302,542
		Consumer Non-Cyclical - Pharmaceuticals—1.6%
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.947%, (3-month USLIBOR +0.620%), 6/10/2022	6,515,029
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.003%, (3-month USLIBOR +0.630%), 6/25/2021	2,008,556
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.344%, (3-month USLIBOR +1.010%), 12/15/2023	9,122,022
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,332,443
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	2,777,346
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	3,966,642
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.591%, (3-month USLIBOR +0.270%), 3/1/2019	16,690,410
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.90%, 9/23/2019	9,895,669
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,892,808
		TOTAL	57,200,925
		Consumer Non-Cyclical - Products—0.4%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 2.485%, (3-month USLIBOR +0.150%), 1/25/2019	10,000,211
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,384,783
		TOTAL	13,384,994
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,494,617
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,311,918
		TOTAL	9,806,535
		Consumer Non-Cyclical - Tobacco—0.3%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.194%, (3-month USLIBOR +0.880%), 8/15/2022	10,084,477
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—0.8%
$2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 3.204%, (3-month USLIBOR +0.870%), 9/16/2021	$2,837,509
10,000,000	[1]	Chevron Corp., Unsecd. Note, 2.844%, (3-month USLIBOR +0.530%), 11/15/2021	10,127,034
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 3.101%, (3-month USLIBOR +0.780%), 3/1/2019	12,042,604
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,970,573
		TOTAL	28,977,720
		Energy - Refining—0.2%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 2.911%, (3-month USLIBOR +0.600%), 2/26/2021	6,183,012
		Financial Institution - Banking—10.6%
10,000,000	[1]	American Express Co., 2.961%, (3-month USLIBOR +0.650%), 2/27/2023	10,000,853
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,031,258
4,200,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.50%, 8/13/2021	4,181,640
4,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, Series 144A, 2.772%, (3-month USLIBOR +0.460%), 5/17/2021	4,009,693
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.003%, (3-month USLIBOR +0.660%), 2/1/2019	16,023,405
3,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 3.379%, (3-month USLIBOR +1.040%), 1/15/2019	3,510,429
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.342%, (3-month USLIBOR +1.000%), 4/24/2023	10,138,287
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.727%, (3-month USLIBOR +0.380%), 1/23/2022	4,986,394
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.007%, (3-month USLIBOR +0.660%), 7/21/2021	5,029,729
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.527%, (3-month USLIBOR +1.180%), 10/21/2022	7,115,280
8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.774%, (3-month USLIBOR +0.440%), 6/15/2020	8,034,247
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.811%, (3-month USLIBOR +0.480%), 9/11/2019	7,931,822
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.389%, (3-month USLIBOR +1.050%), 10/30/2023	5,102,701
15,000,000	[1]	Canadian Imperial Bank of Commerce, Series YCD, 2.748%, (3-month USLIBOR +0.410%), 9/20/2019	15,034,318
3,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.45%, 4/30/2021	2,998,418
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.489%, (3-month USLIBOR +1.150%), 1/30/2023	7,777,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.663%, (3-month USLIBOR +0.320%), 5/1/2020	$5,009,330
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.688%, (3-month USLIBOR +0.350%), 2/12/2021	5,003,244
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.121%, (3-month USLIBOR +0.790%), 1/10/2020	5,035,629
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.247%, (3-month USLIBOR +0.930%), 6/7/2019	3,016,315
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.397%, (3-month USLIBOR +1.070%), 12/8/2021	5,089,671
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.346%, (3-month USLIBOR +0.950%), 3/29/2023	10,018,439
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.153%, (3-month USLIBOR +0.830%), 9/6/2021	10,131,321
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.061%, (3-month USLIBOR +0.730%), 6/11/2021	8,339,023
6,550,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,531,987
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.971%, (3-month USLIBOR +0.590%), 9/27/2019	5,563,493
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.775%, (3-month USLIBOR +0.440%), 7/26/2021	5,262,021
15,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 3.414%, (3-month USLIBOR +1.100%), 11/15/2018	15,018,752
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.060%, (3-month USLIBOR +0.750%), 2/23/2023	3,013,710
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.445%, (3-month USLIBOR +1.110%), 4/26/2022	5,830,255
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.507%, (3-month USLIBOR +1.160%), 4/23/2020	3,798,441
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.322%, (3-month USLIBOR +1.000%), 5/18/2024	9,989,900
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.077%, (3-month USLIBOR +0.730%), 4/23/2024	5,977,509
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.572%, (3-month USLIBOR +1.230%), 10/24/2023	5,103,045
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 2.969%, (3-month USLIBOR +0.630%), 1/28/2019	7,865,665
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.65%, 9/23/2019	2,749,615
6,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.588%, (3-month USLIBOR +0.250%), 2/13/2020	6,003,572
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.633%, (3-month USLIBOR +0.290%), 2/1/2021	$3,004,341
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.932%, (3-month USLIBOR +0.610%), 5/18/2022	7,045,418
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.961%, (3-month USLIBOR +0.640%), 12/1/2021	6,487,563
6,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 3.192%, (3-month USLIBOR +0.850%), 1/24/2019	6,014,859
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.477%, (3-month USLIBOR +1.140%), 1/27/2020	2,024,452
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.891%, (3-month USLIBOR +0.550%), 2/10/2021	5,016,993
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	1,227,630
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.989%, (3-month USLIBOR +0.250%), 1/22/2021	3,001,257
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 2.837%, (3-month USLIBOR +0.500%), 7/27/2022	6,681,807
4,680,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 2.717%, (3-month USLIBOR +0.400%), 12/7/2018	4,683,148
5,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.841%, (3-month USLIBOR +0.500%), 8/13/2021	5,005,888
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,642,224
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 2.872%, (3-month USLIBOR +0.530%), 1/31/2020	10,036,649
7,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.929%, (3-month USLIBOR +0.590%), 8/2/2022	7,018,451
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.761%, (3-month USLIBOR +0.430%), 6/11/2021	15,841,910
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.487%, (3-month USLIBOR +0.140%), 10/23/2020	9,578,495
6,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.602%, (3-month USLIBOR +0.290%), 5/21/2021	6,011,001
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.819%, (3-month USLIBOR +0.480%), 10/28/2019	5,021,112
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.572%, (3-month USLIBOR +1.230%), 10/31/2023	5,203,924
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.649%, (3-month USLIBOR +0.310%), 1/15/2021	15,043,373
		TOTAL	377,847,531
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
$9,425,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	$9,414,344
		Financial Institution - Insurance - Health—0.8%
14,690,000	[1]	Halfmoon Parent, Inc, Sec. Fac. Bond, Series 144A, 2.977%, (3-month USLIBOR +0.650%), 9/17/2021	14,713,708
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,414,071
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.409%, (3-month USLIBOR +0.070%), 10/15/2020	10,594,992
		TOTAL	29,722,771
		Financial Institution - Insurance - Life—1.4%
7,620,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, Series 144A, 2.73%, (Secured Overnight Financing Rate +0.570%), 9/7/2020	7,636,191
4,000,000	[1]	MET Life Global Funding I, Series 144A, 2.559%, (3-month USLIBOR +0.220%), 9/19/2019	4,004,089
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	6,522,457
10,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 2.769%, (3-month USLIBOR +0.430%), 12/19/2018	10,008,873
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.609%, (3-month USLIBOR +0.270%), 4/9/2020	10,037,923
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, Series 144A, 2.661%, (3-month USLIBOR +0.320%), 8/6/2021	13,423,043
		TOTAL	51,632,576
		Financial Institution - Insurance - P&C—0.2%
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.574%, (3-month USLIBOR +0.260%), 8/15/2019	4,009,739
4,200,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 2.583%, (3-month USLIBOR +0.250%), 1/11/2019	4,202,551
		TOTAL	8,212,290
		Other—0.0%
497,368	[1,2,3]	Carlyle Global Market Strategies, 4.336%, (3-month USLIBOR +2.000%), 7/15/2019	497,368
		Technology—1.7%
5,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 2.641%, (3-month USLIBOR +0.300%), 5/6/2019	5,008,836
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.408%, (3-month USLIBOR +0.070%), 5/11/2020	5,002,562
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 3.130%, (3-month USLIBOR +0.820%), 2/22/2019	3,009,992
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.00%, 1/15/2022	4,810,793
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 2.821%, (3-month USLIBOR +0.500%), 3/1/2019	$11,023,980
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	9,485,600
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,499,239
8,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 2.919%, (3-month USLIBOR +0.580%), 1/15/2019	8,014,458
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 3.069%, (3-month USLIBOR +0.730%), 1/30/2023	5,030,462
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,629,730
		TOTAL	60,515,652
		Transportation - Services—0.3%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,091,824
4,825,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2021	4,823,452
		TOTAL	9,915,276
		Utility - Electric—1.7%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,435,334
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	4,895,696
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.773%, (3-month USLIBOR +0.400%), 6/25/2021	7,039,876
1,943,750		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	1,932,213
10,000,000	[1]	Duke Energy Progress LLC, 2.507%, (3-month USLIBOR +0.180%), 9/8/2020	10,021,657
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,143,780
2,980,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.048%, (3-month USLIBOR +0.650%), 3/27/2020	2,980,390
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,754,209
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,821,156
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	3,764,702
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,054,465
8,300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	8,320,654
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,423,722
		TOTAL	59,587,854
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.5%
$9,635,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.839%, (3-month USLIBOR +0.500%), 1/15/2021	$9,637,858
10,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.589%, (3-month USLIBOR +0.275%), 11/15/2019	10,017,265
		TOTAL	19,655,123
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,114,220,224)	1,115,459,673
		MUNICIPAL BOND—0.3%
		Municipal Services—0.3%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 2.52%, (1-month USLIBOR +0.400%), 5/1/2020 (IDENTIFIED COST $11,000,000)	11,029,260
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
393,527		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $416,031)	437,831
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.2%
		Commercial Mortgage—2.2%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.408%, (1-month USLIBOR +1.250%), 7/15/2035	20,025,434
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.358%, (1-month USLIBOR +1.200%), 6/15/2045	5,105,623
14,980,662	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.929%, (1-month USLIBOR +0.790%), 4/10/2046	15,139,101
8,000,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.208%, (1-month USLIBOR +1.050%), 7/15/2046	8,183,467
4,411,945	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.808%, (1-month USLIBOR +0.650%), 11/15/2045	4,412,627
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.558%, (1-month USLIBOR +1.400%), 11/15/2036	25,055,318
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $77,392,607)	77,921,570
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.2%
		Federal Home Loan Mortgage Corporation—0.4%
2,106,172	[1]	Federal Home Loan Mortgage Corp. REMIC 2819 F, 2.558%, (1-month USLIBOR +0.400%), 6/15/2034	2,123,150
480,099	[1]	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 2.458%, (1-month USLIBOR +0.300%), 4/15/2035	480,464
1,305,027	[1]	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 2.678%, (1-month USLIBOR +0.520%), 12/15/2035	1,318,657
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$379,848	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.618%, (1-month USLIBOR +0.460%), 2/15/2034	$382,701
1,459,155	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 2.568%, (1-month USLIBOR +0.410%), 5/15/2036	1,466,723
604,847	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 2.538%, (1-month USLIBOR +0.380%), 5/15/2036	607,182
336,118	[1]	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 2.643%, (1-month USLIBOR +0.485%), 8/15/2035	338,892
473,246	[1]	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 2.458%, (1-month USLIBOR +0.300%), 9/15/2036	473,270
526,259	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.558%, (1-month USLIBOR +0.400%), 7/15/2036	527,977
189,231	[1]	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 2.558%, (1-month USLIBOR +0.400%), 7/15/2036	190,180
192,255	[1]	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 2.608%, (1-month USLIBOR +0.450%), 7/15/2037	193,285
1,878,790	[1]	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 2.758%, (1-month USLIBOR +0.600%), 11/15/2037	1,902,808
1,756,545	[1]	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 2.578%, (1-month USLIBOR +0.420%), 11/15/2037	1,765,869
203,891	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.908%, (1-month USLIBOR +0.750%), 7/15/2036	207,382
607,667	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 3.068%, (1-month USLIBOR +0.910%), 7/15/2037	619,631
98,079	[1]	Federal Home Loan Mortgage Corp., Class FE, 2.558%, (1-month USLIBOR +0.400%), 7/15/2036	98,484
2,375,001	[1]	Federal Home Loan Mortgage Corp., Series KGRP, Class A, 2.494%, (1-month USLIBOR +0.380%), 4/25/2020	2,378,159
		TOTAL	15,074,814
		Federal National Mortgage Association—0.3%
193,450	[1]	Federal National Mortgage Association REMIC 2002-77 FA, 3.165%, (1-month USLIBOR +1.000%), 12/18/2032	198,175
596,463	[1]	Federal National Mortgage Association REMIC 2006-119 CF, 2.516%, (1-month USLIBOR +0.300%), 12/25/2036	596,972
482,509	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.646%, (1-month USLIBOR +0.430%), 6/25/2036	485,483
2,153,369	[1]	Federal National Mortgage Association REMIC 2006-61 FQ, 2.616%, (1-month USLIBOR +0.400%), 7/25/2036	2,163,300
491,305	[1]	Federal National Mortgage Association REMIC 2006-79 DF, 2.566%, (1-month USLIBOR +0.350%), 8/25/2036	492,902
1,333,269	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 2.566%, (1-month USLIBOR +0.350%), 9/25/2036	1,337,455
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,121,672	[1]	Federal National Mortgage Association REMIC 2006-W1 2AF1, 2.436%, (1-month USLIBOR +0.220%), 2/25/2046	$1,112,450
777,273	[1]	Federal National Mortgage Association REMIC 2007-88 FY, 2.676%, (1-month USLIBOR +0.460%), 9/25/2037	782,573
403,046	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.666%, (1-month USLIBOR +0.450%), 7/25/2037	405,684
225,665	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 3.216%, (1-month USLIBOR +1.000%), 6/25/2037	231,748
89,986	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 3.016%, (1-month USLIBOR +0.800%), 5/25/2039	90,703
538,482	[1]	Federal National Mortgage Association REMIC 2009-69 F, 3.066%, (1-month USLIBOR +0.850%), 4/25/2037	550,497
27,922	[1]	Federal National Mortgage Association, Class FB, 2.716%, (1-month USLIBOR +0.500%), 8/25/2039	28,085
		TOTAL	8,476,027
		Government Agency—0.1%
1,770,200		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,742,645
622,254	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.571%, (1-month USLIBOR +0.450%), 1/8/2020	622,497
		TOTAL	2,365,142
		Government National Mortgage Association—0.7%
10,632,310	[1]	Government National Mortgage Association REMIC 2012-H31 FA, 2.430%, (1-month USLIBOR +0.350%), 11/20/2062	10,621,860
7,000,940	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.620%, (1-month USLIBOR +0.540%), 7/20/2063	7,025,870
8,137,342	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.630%, (1-month USLIBOR +0.550%), 7/20/2063	8,165,711
		TOTAL	25,813,441
		Non-Agency Mortgage—3.7%
262,082	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.715%, (1-month USLIBOR +0.550%), 11/20/2035	150,111
1,931,291	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 3.014%, (3-month USLIBOR +0.700%), 2/15/2058	1,933,158
7,708,514	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.809%, (3-month USLIBOR +0.470%), 12/19/2059	7,698,369
12,600,000	[1]	Gosforth Funding PLC 2018-1A, Class A1, 2.714%, (3-month USLIBOR +0.450%), 8/25/2060	12,597,644
15,100,000	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.699%, (3-month USLIBOR +0.360%), 10/15/2054	15,095,515
19,000,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 2.561%, (3-month USLIBOR +0.420%), 10/15/2054	19,004,199
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$198,509	[1]	Impac CMB Trust 2004-7, Class 1A2, 3.136%, (1-month USLIBOR +0.920%), 11/25/2034	$193,613
337,159	[1]	Impac CMB Trust 2004-9, Class 1A2, 3.096%, (1-month USLIBOR +0.880%), 1/25/2035	329,815
10,560,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.730%, (3-month USLIBOR +0.420%), 12/22/2069	10,561,616
10,000,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.844%, (3-month USLIBOR +0.420%), 12/22/2069	10,007,740
502,243	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.858%, (1-month USLIBOR +0.700%), 11/15/2031	490,982
4,500,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.747%, (3-month USLIBOR +0.380%), 7/15/2058	4,495,941
144,433		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	141,177
827,033		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	752,668
2,411,392		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,194,318
3,355,272		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	3,100,267
17,800,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.897%, (3-month USLIBOR +0.550%), 1/21/2070	17,817,782
25,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.725%, (3-month USLIBOR +0.390%), 1/21/2070	24,920,100
592,581	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.915%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	604,917
889,038	[1]	Washington Mutual 2006-AR15, Class 1A, 2.685%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	816,099
491,023	[1]	Washington Mutual 2006-AR17, Class 1A, 2.567%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	457,641
100,702		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.121%, 7/25/2034	100,937
		TOTAL	133,464,609
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $185,761,030)	185,194,033
		INVESTMENT COMPANIES—9.2%
11,500,220		Federated Bank Loan Core Fund	115,922,214
183,343,828		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[4]	183,380,496
864,667		Federated Mortgage Core Portfolio	8,205,689
807,085		Federated Project and Trade Finance Core Fund	7,328,335
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
2,115,956	High Yield Bond Portfolio	$13,224,728
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $330,501,840)	328,061,462
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $3,589,080,689)[5]	3,581,848,542
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(9,189,439)
	TOTAL NET ASSETS—100%	$3,572,659,103
At September 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Note 2-Year Short Futures	1,000	$210,734,376	December 2018	$622,674
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
	Balance of Shares Held 9/30/2017	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	8,010,503	3,489,717	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	130,935,567	1,842,167,600	(1,789,759,339)
Federated Mortgage Core Portfolio	838,952	25,715	—
Federated Project and Trade Finance Core Fund	770,993	36,092	—
High Yield Bond Portfolio	6,658,661	267,560	(4,810,265)
TOTAL OF AFFILIATED TRANSACTIONS	147,214,676	1,845,986,684	(1,794,569,604)
Annual Shareholder Report

Balance of Shares Held 9/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend
11,500,220	$115,922,214	$(259,854)	$—	$5,276,084
183,343,828	$183,380,496	$—	$(8,612)	$3,027,451
864,667	$8,205,689	$(305,592)	$—	$247,679
807,085	$7,328,335	$(23,056)	$—	$327,660
2,115,956	$13,224,728	$105,840	$(1,724,015)	$1,695,062
198,631,756	$328,061,462	$(482,662)	$(1,732,627)	$10,573,936
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $497,368, which represented 0.0% of total net assets.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $3,589,103,558.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,198,831	$—	$2,198,831
Asset-Backed Securities	—	1,861,537,454	8,428	1,861,545,882
Corporate Bonds	—	1,114,962,305	497,368	1,115,459,673
Municipal Bond	—	11,029,260	—	11,029,260
Mortgage-Backed Security	—	437,831	—	437,831
Commercial Mortgage-Backed Securities	—	77,921,570	—	77,921,570
Collateralized Mortgage Obligations	—	185,194,033	—	185,194,033
Investment Companies[1]	183,380,496	—	—	328,061,462
TOTAL SECURITIES	$183,380,496	$3,253,281,284	$505,796	$3,581,848,542
Other Financial Instruments[2]
Assets	$622,674	$—	$—	$622,674
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$622,674	$—	$—	$622,674
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $144,680,966 are measured at fair value using the net asset value (NAV) per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.12	$9.12	$9.09	$9.17	$9.15
Income From Investment Operations:
Net investment income (loss)	0.15	0.09	0.06	0.05	0.07
Net realized and unrealized gain (loss)	(0.02)	0.00[1]	0.03	(0.08)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.09	0.09	(0.03)	0.08
Less Distributions:
Distributions from net investment income	(0.15)	(0.09)	(0.06)	(0.05)	(0.06)
Net Asset Value, End of Period	$9.10	$9.12	$9.12	$9.09	$9.17
Total Return[2]	1.39%	1.04%	1.03%	(0.32)%	0.85%
Ratios to Average Net Assets:
Net expenses	0.91%	0.92%	0.91%	0.91%	0.90%
Net investment income	1.60%	1.02%	0.68%	0.50%	0.56%
Expense waiver/reimbursement[3]	0.12%	0.13%	0.18%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$281,543	$269,004	$270,412	$312,778	$385,690
Portfolio turnover	32%	33%	30%	21%	25%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.12	$9.11	$9.09	$9.16	$9.14
Income From Investment Operations:
Net investment income (loss)	0.20	0.14	0.11	0.10	0.11
Net realized and unrealized gain (loss)	(0.03)	0.01	0.02	(0.07)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.15	0.13	0.03	0.13
Less Distributions:
Distributions from net investment income	(0.20)	(0.14)	(0.11)	(0.10)	(0.11)
Net Asset Value, End of Period	$9.09	$9.12	$9.11	$9.09	$9.16
Total Return[1]	1.83%	1.70%	1.48%	0.33%	1.41%
Ratios to Average Net Assets:
Net expenses	0.37%	0.37%	0.36%	0.36%	0.35%
Net investment income	2.17%	1.58%	1.23%	1.05%	1.10%
Expense waiver/reimbursement[2]	0.12%	0.13%	0.18%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,237,960	$2,629,099	$2,283,604	$2,354,930	$2,497,825
Portfolio turnover	32%	33%	30%	21%	25%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended September 30	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.12	$9.11	$9.09	$9.17	$9.15
Income From Investment Operations:
Net investment income (loss)	0.16	0.10	0.05	0.05	0.07
Net realized and unrealized gain (loss)	(0.03)	0.01	0.04	(0.07)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.11	0.09	(0.02)	0.09
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	(0.07)	(0.06)	(0.07)
Net Asset Value, End of Period	$9.10	$9.12	$9.11	$9.09	$9.17
Total Return[1]	1.49%	1.25%	1.02%	(0.23)%	0.95%
Ratios to Average Net Assets:
Net expenses	0.82%	0.82%	0.81%	0.81%	0.80%
Net investment income	1.72%	1.09%	0.76%	0.60%	0.65%
Expense waiver/reimbursement[2]	0.15%	0.16%	0.22%	0.23%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,156	$33,431	$58,362	$146,733	$175,803
Portfolio turnover	32%	33%	30%	21%	25%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2018
Assets:
Investment in securities, at value including $328,061,462 of investment in affiliated holdings (identified cost $3,589,080,689)		$3,581,848,542
Cash		15,452
Cash denominated in foreign currencies (identified cost $638)		614
Restricted cash (Note 2)		460,000
Income receivable		7,993,706
Income receivable from affiliated holdings		1,271,905
Receivable for shares sold		12,634,059
Receivable for daily variation margin on futures contracts		18,110
TOTAL ASSETS		3,604,242,388
Liabilities:
Payable for investments purchased	$14,531,470
Payable for shares redeemed	14,279,124
Income distribution payable	2,181,055
Payable for investment adviser fee (Note 5)	60,854
Payable for administrative fees (Note 5)	23,533
Payable for distribution services fee (Note 5)	75,564
Payable for other service fees (Notes 2 and 5)	72,760
Accrued expenses (Note 5)	358,925
TOTAL LIABILITIES		31,583,285
Net assets for 392,894,208 shares outstanding		$3,572,659,103
Net Assets Consist of:
Paid-in capital		$3,597,642,034
Net unrealized depreciation		(6,609,497)
Accumulated net realized loss		(18,752,421)
Undistributed net investment income		378,987
TOTAL NET ASSETS		$3,572,659,103
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($281,543,223 ÷ 30,950,084 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.10
Offering price per share (100/98.00 of $9.10)	$9.29
Redemption proceeds per share	$9.10
Institutional Shares:
Net asset value per share ($3,237,960,299 ÷ 356,103,029 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.09
Offering price per share	$9.09
Redemption proceeds per share	$9.09
Service Shares:
Net asset value per share ($53,155,581 ÷ 5,841,095 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share	$9.10
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended September 30, 2018
Investment Income:
Interest		$70,554,519
Dividends received from affiliated holdings*		10,573,936
TOTAL INCOME		81,128,455
Expenses:
Investment adviser fee (Note 5)	$10,757,484
Administrative fee (Note 5)	2,566,708
Custodian fees	110,098
Transfer agent fee	1,495,307
Directors'/Trustees' fees (Note 5)	26,372
Auditing fees	33,990
Legal fees	9,792
Portfolio accounting fees	209,528
Distribution services fee (Note 5)	935,138
Other service fees (Notes 2 and 5)	785,977
Share registration costs	242,169
Printing and postage	50,978
Miscellaneous (Note 5)	40,927
TOTAL EXPENSES	$17,264,468
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,843,218)
Waiver of other operating expenses (Note 5)	(12,075)
TOTAL WAIVERS AND REIMBURSEMENT		$(3,855,293)
Net expenses			$13,409,175
Net investment income			$67,719,280
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(1,732,627) on sales of investments in affiliated holdings*)			$(344,741)
Net realized loss on foreign currency transactions			(641,586)
Net realized loss on foreign exchange contracts			(726,869)
Net realized gain on futures contracts			3,267,381
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(482,662) on investments in affiliated holdings*)			(10,940,608)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency			(24)
Net change in unrealized appreciation of futures contracts			120,058
Net realized and unrealized gain (loss) on investments, futures contracts, foreign exchange contracts and foreign currency transactions			(9,266,389)
Change in net assets resulting from operations			$58,452,891
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended September 30	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$67,719,280	$44,066,946
Net realized gain (loss)	1,554,185	(2,571,389)
Net change in unrealized appreciation/depreciation	(10,820,574)	5,564,168
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,452,891	47,059,725
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,431,152)	(2,845,351)
Institutional Shares	(62,381,601)	(40,871,239)
Service Shares	(701,484)	(476,662)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(67,514,237)	(44,193,252)
Share Transactions:
Proceeds from sale of shares	2,933,106,093	2,280,190,322
Net asset value of shares issued to shareholders in payment of distributions declared	49,974,296	36,962,778
Cost of shares redeemed	(2,332,893,926)	(2,000,864,057)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	650,186,463	316,289,043
Change in net assets	641,125,117	319,155,516
Net Assets:
Beginning of period	2,931,533,986	2,612,378,470
End of period (including undistributed net investment income of $378,987 and $4,811, respectively)	$3,572,659,103	$2,931,533,986
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
September 30, 2018
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment
Annual Shareholder Report

income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $3,855,293 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$692,137
Service Shares	93,840
TOTAL	$785,977
For the year ended September 30, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon
Annual Shareholder Report

changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded-futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $212,882,212. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $60,728. This is based on the contracts held as of each month-end throughout the fiscal period.
At September 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at September 30, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, 4.336%, (3-month USLIBOR +2.000%), 7/15/2019	5/22/2014	$497,368	$497,368
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$622,674*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$3,267,381	$—	$3,267,381
Foreign exchange contracts	$—	(726,869)	(726,869)
TOTAL	$3,267,381	$(726,869)	$2,540,512

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$120,058
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended September 30	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	26,617,804	$242,279,461	23,089,415	$210,437,209
Shares issued to shareholders in payment of distributions declared	474,551	4,318,195	304,244	2,774,050
Shares redeemed	(25,627,099)	(233,203,863)	(23,572,896)	(214,873,781)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,465,256	$13,393,793	(179,237)	$(1,662,522)

Year Ended September 30	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	285,503,143	$2,597,491,687	226,476,920	$2,063,279,611
Shares issued to shareholders in payment of distributions declared	4,948,573	45,019,666	3,706,457	33,774,344
Shares redeemed	(222,639,230)	(2,025,553,083)	(192,511,954)	(1,754,152,460)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	67,812,486	$616,958,270	37,671,423	$342,901,495

Year Ended September 30	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,256,423	$93,334,945	710,542	$6,473,502
Shares issued to shareholders in payment of distributions declared	69,932	636,435	45,463	414,384
Shares redeemed	(8,149,704)	(74,136,980)	(3,494,483)	(31,837,816)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	2,176,651	$19,834,400	(2,738,478)	$(24,949,930)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	71,454,393	$650,186,463	34,753,708	$316,289,043
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions and the expiration of capital loss carryforwards.
Annual Shareholder Report

For the year ended September 30, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(831,030)	$169,133	$661,897
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$67,514,237	$44,193,252
As of September 30, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$378,987
Net unrealized depreciation	$(7,255,040)
Capital loss carryforwards	$(18,106,878)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and mark to market of futures contracts.
At September 30, 2018, the cost of investments for federal tax purposes was $3,589,103,558. The net unrealized depreciation of investments for federal tax purposes was $7,255,016. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,406,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,661,080. The amounts presented are inclusive of derivative contracts.
At September 30, 2018, the Fund had a capital loss carryforward of $18,106,878 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$6,328,734	$11,778,144	$18,106,878
The Fund used capital loss carryforwards of $1,481,891 to offset capital gains realized during the year ended September 30, 2018.
Annual Shareholder Report

Capital loss carryforwards of $831,030 expired during the year ended September 30, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.35% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, the Adviser voluntarily waived $3,728,061 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2018, the Adviser reimbursed $115,157.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Share and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$832,932	$—
Service Shares	102,206	(12,075)
TOTAL	$935,138	$(12,075)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2018, FSC retained $650,743 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. For the year ended September 30, 2018, FSC retained $452 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended September 30, 2018, FSSC received $6,714 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 0.36% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2018, were as follows:
Purchases	$1,672,594,072
Sales	$961,213,132
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2018, the Fund had no outstanding loans. During the year ended September 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the year ended September 30, 2018, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF the federated total return series, inc. and SHAREHOLDERS OF FEDERATED ultrashort bond fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Ultrashort Bond Fund (the “Fund”), a portfolio of Federated Total Return Series, Inc., as of September 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2018, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Investors' investment companies since 2006.
Boston, Massachusetts
November 20, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.30	$4.59
Institutional Shares	$1,000	$1,011.90	$1.87
Service Shares	$1,000	$1,010.80	$4.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.61
Institutional Shares	$1,000	$1,023.20	$1.88
Service Shares	$1,000	$1,021.00	$4.15
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.91%
Institutional Shares	0.37%
Service Shares	0.82%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Annual Shareholder Report

Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2016, the Board approved a reduction of 5 basis points in the contractual advisory fee. In 2018, the Board approved an additional reduction of 5 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Annual Shareholder Report

to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
29291 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $103,030

Fiscal year ended 2017 - $97,440

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $2,686

Fiscal year ended 2017- Audit consent for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $2,364 respectively. Fiscal year ended 2017- Audit consent for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018- $1,158,151

Fiscal year ended 2017- $176,873

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) had also been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involved the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders could vote on the election of members to the Hermes Fund’s committee was not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant was a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 29, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018